Loans Receivable, Net: (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-accrual loans
Total non-accrual loans	$ 7,663	$ 6,133
One-to-four family first mortgages [Member]
Non-accrual loans
Total non-accrual loans	2,243	2,074
Home equity line of credit [Member]
Non-accrual loans
Total non-accrual loans	66	134
Junior liens [Member]
Non-accrual loans
Total non-accrual loans	4	101
Multi-family [Member]
Non-accrual loans
Total non-accrual loans	38
Construction [Member]
Non-accrual loans
Total non-accrual loans
Land [Member]
Non-accrual loans
Total non-accrual loans	2,768	1,330
Non-residential real estate [Member]
Non-accrual loans
Total non-accrual loans	1,134	2,231
Farmland [Member]
Non-accrual loans
Total non-accrual loans	648
Consumer loans [Member]
Non-accrual loans
Total non-accrual loans	145	9
Commercial loans [Member]
Non-accrual loans
Total non-accrual loans	$ 617	$ 254